                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2003

Check here if Amendment   / /   Amendment Number:

This Amendment            / /   is a restatement
                          / /   adds new holding entries

Institutional Investment Manager Filing this Report:

Name:     Community First
Address:  520 Main Avenue
          Fargo, ND 58124

13F File Number: 06-06300

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John Stibbe
Title: Vice President
Phone: 701-293-2281
Signature, Place, and Date of Signing:

John Stibbe   Fargo, ND    07/03/2003

Report Type (Check only one)
        /X/    13F HOLDINGS REPORT
        / /    13F NOTICE
        / /    13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:         125
Form 13F Information Table Value Total:   $ 122,120

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE

                                    TITLE                                VALUE      SHARES/      SH/ PUT/
  NAME OF ISSUER                    OF CLASS             CUSIP           (X $1000)  PRN AMOUNT   PRN CALL
  SECURITY NAME                     SUBCLASS
  Abbott Laboratories               Large Cap Stock      002824100           896      20480      SH
  Abbott Laboratories               Large Cap Stock      002824100            12        263      SH
  Allstate Corporation              Large Cap Stock      020002101          1426      40002      SH
  Allstate Corporation              Large Cap Stock      020002101             5        153      SH
  American Express Company          Large Cap Stock      025816109          1596      38182      SH
  American Express Company          Large Cap Stock      025816109             5        121      SH
  American International Group      Large Cap Stock      026874107          2260      40961      SH
  American International Group      Large Cap Stock      026874107             7        123      SH
  Amgen, Inc.                       Large Cap Stock      031162100          2110      32001      SH
  Amgen, Inc.                       Large Cap Stock      031162100            26        397      SH
  Anadarko Petroleum Corporation    Large Cap Stock      032511107           692      15557      SH
  Anadarko Petroleum Corporation    Large Cap Stock      032511107             4         89      SH
  Automatic Data Processing Inc     Large Cap Stock      053015103          1255      37078      SH
  Automatic Data Processing Inc     Large Cap Stock      053015103             3         97      SH
  B P Amoco P L C                   Large Cap Stock      055622104          1553      36948      SH
  B P Amoco P L C                   Large Cap Stock      055622104             4         91      SH
  Bank of America Corporation       Large Cap Stock      060505104          1803      22815      SH
  Bank of America Corporation       Large Cap Stock      060505104             9        110      SH
  Bank One Corporation              Large Cap Stock      06423A103           208       5592      SH
  Bellsouth Corporation             Large Cap Stock      079860102           220       8248      SH
  Bellsouth Corporation             Large Cap Stock      079860102             2         64      SH
  Cardinal Health, Inc.             Large Cap Stock      14149Y108          1617      25152      SH
  Cardinal Health, Inc.             Large Cap Stock      14149Y108             5         80      SH
  Centurytel Inc                    Large Cap Stock      156700106          1284      36855      SH
  Centurytel Inc                    Large Cap Stock      156700106             2         48      SH
  Cisco Systems, Inc.               Large Cap Stock      17275R102          1677      99901      SH
  Cisco Systems, Inc.               Large Cap Stock      17275R102            15        918      SH
  Citigroup Inc.                    Large Cap Stock      172967101          3090      72194      SH
  Citigroup Inc.                    Large Cap Stock      172967101            10        244      SH
  Colgate-Palmolive Company         Large Cap Stock      194162103          1596      27534      SH
  Colgate-Palmolive Company         Large Cap Stock      194162103             6         98      SH
  Community First Bankshares, Inc.  Large Cap Stock      203902101         32729    1201951      SH
  Community First Bankshares, Inc.  Large Cap Stock      203902101           136       5000      SH
  Danaher Corporation               Large Cap Stock      235851102          1794      26358      SH
  Danaher Corporation               Large Cap Stock      235851102             2         35      SH
  Dell Computer Corporation         Large Cap Stock      247025109          2471      77601      SH
  Dell Computer Corporation         Large Cap Stock      247025109             7        216      SH
  Walt Disney Company               Large Cap Stock      254687106          1202      60870      SH
  Walt Disney Company               Large Cap Stock      254687106            10        511      SH
  Dominion Res Inc                  Large Cap Stock      25746U109          1468      22841      SH
  Dominion Res Inc                  Large Cap Stock      25746U109             2         30      SH

  Du Pont ( E. I. ) De Nemours      Large Cap Stock      263534109          1456      34962      SH
  Du Pont ( E. I. ) De Nemours      Large Cap Stock      263534109             6        138      SH
  E M C Corp/Mass                   Large Cap Stock      268648102           948      90543      SH
  E M C Corp/Mass                   Large Cap Stock      268648102             3        278      SH
  Exxon Mobil Corporation           Large Cap Stock      30231G102           725      20182      SH
  Exxon Mobil Corporation           Large Cap Stock      30231G102           188       5225      SH
  FleetBoston Financial             Large Cap Stock      339030108           845      28433      SH
  FleetBoston Financial             Large Cap Stock      339030108             3         95      SH
  Forest Labs, Inc.                 Large Cap Stock      345838106          1445      26392      SH
  Forest Labs, Inc.                 Large Cap Stock      345838106             3         60      SH
  Gannett Company, Inc.             Large Cap Stock      364730101          1308      17023      SH
  Gannett Company, Inc.             Large Cap Stock      364730101             2         23      SH
  General Dynamics                  Large Cap Stock      369550108          1559      21508      SH
  General Dynamics                  Large Cap Stock      369550108             5         64      SH
  General Electric Company          Large Cap Stock      369604103          2786      97148      SH
  General Electric Company          Large Cap Stock      369604103            11        396      SH
  Home Depot, Inc.                  Large Cap Stock      437076102          1395      42117      SH
  Home Depot, Inc.                  Large Cap Stock      437076102             5        149      SH
  Intel Corporation                 Large Cap Stock      458140100          1326      63731      SH
  Intel Corporation                 Large Cap Stock      458140100            22       1065      SH
  International Paper Company       Large Cap Stock      460146103           691      19336      SH
  International Paper Company       Large Cap Stock      460146103             0         26      SH
  I Shares Russell 2000             Small Cap Stock      464287655           396       4450      SH
  J P Morgan Chase & Co             Large Cap Stock      46625H100          1206      35275      SH
  J P Morgan Chase & Co             Large Cap Stock      46625H100             3         89      SH
  Kmart                             Large Cap Stock      482MMI9V9             0      20000      SH
  Keycorp                           Large Cap Stock      493267108           601      23784      SH
  Kinder Morgan, Inc.               Large Cap Stock      49455P101           873      15983      SH
  Kinder Morgan, Inc.               Large Cap Stock      49455P101             5         85      SH
  Kroger Company                    Large Cap Stock      501044101          1551      93015      SH
  Kroger Company                    Large Cap Stock      501044101            11        689      SH
  MBIA, Inc.                        Large Cap Stock      55262C100           909      18640      SH
  MBIA, Inc.                        Large Cap Stock      55262C100             3         57      SH
  MBNA Corporation                  Large Cap Stock      55262L100          1857      89100      SH
  MBNA Corporation                  Large Cap Stock      55262L100            11        507      SH
  Medtronic, Inc.                   Large Cap Stock      585055106          2036      42443      SH
  Medtronic, Inc.                   Large Cap Stock      585055106            10        211      SH
  Merck & Company, Inc.             Large Cap Stock      589331107          1767      29181      SH
  Merck & Company, Inc.             Large Cap Stock      589331107             4         73      SH
  Microsoft Corporation             Large Cap Stock      594918104          2481      96774      SH
  Microsoft Corporation             Large Cap Stock      594918104             7        286      SH
  Oracle Corporation                Large Cap Stock      68389X105          1484     123559      SH
  Oracle Corporation                Large Cap Stock      68389X105             6        477      SH
  Pepsico, Inc.                     Large Cap Stock      713448108          2220      49883      SH
  Pepsico, Inc.                     Large Cap Stock      713448108            17        375      SH
  Pfizer, Inc.                      Large Cap Stock      717081103          2391      70025      SH
  Pfizer, Inc.                      Large Cap Stock      717081103            19        553      SH
  Principal Financial Group         Large Cap Stock      74251V102          1740      53953      SH
  Principal Financial Group         Large Cap Stock      74251V102             5        145      SH
  Qualcomm, Inc.                    Large Cap Stock      747525103           713      19847      SH
  Qualcomm, Inc.                    Large Cap Stock      747525103             2         44      SH
  Royal Dutch Petroleum N Y         Large Cap Stock      780257804          1477      31688      SH
  Royal Dutch Petroleum N Y         Large Cap Stock      780257804            14        296      SH
  S B C Communications, Inc.        Large Cap Stock      78387G103           362      14161      SH
  S B C Communications, Inc.        Large Cap Stock      78387G103            64       2517      SH

  Schlumberger Limited              Large Cap Stock      806857108         382         8036      SH
  Schlumberger Limited              Large Cap Stock      806857108          11          231      SH
  Staples, Inc.                     Large Cap Stock      855030102        1444        78711      SH
  Staples, Inc.                     Large Cap Stock      855030102           5          284      SH
  Target Corporation                Large Cap Stock      87612E106         917        24241      SH
  Target Corporation                Large Cap Stock      87612E106           2           65      SH
  Texas Instruments, Inc.           Large Cap Stock      882508104         751        42674      SH
  Texas Instruments, Inc.           Large Cap Stock      882508104          12          656      SH
  U S T, Inc.                       Large Cap Stock      902911106         476        13600      SH
  U S Bancorp                       Large Cap Stock      902973304         595        24275      SH
  United Technologies Corporation   Large Cap Stock      913017109        2220        31340      SH
  United Technologies Corporation   Large Cap Stock      913017109          29          404      SH
  Veritas Software Corporation      Large Cap Stock      923436109        1098        38091      SH
  Veritas Software Corporation      Large Cap Stock      923436109           3           97      SH
  Verizon Communications            Large Cap Stock      92343V104        1939        49155      SH
  Verizon Communications            Large Cap Stock      92343V104          10          251      SH
  Viacom, Inc.                      Large Cap Stock      925524308        1504        34450      SH
  Viacom, Inc.                      Large Cap Stock      925524308          26          588      SH
  Wal-Mart Stores                   Large Cap Stock      931142103        2193        40859      SH
  Wal-Mart Stores                   Large Cap Stock      931142103           7          123      SH
  Walgreen Company                  Large Cap Stock      931422109        1463        48605      SH
  Walgreen Company                  Large Cap Stock      931422109           3           90      SH
  Wells Fargo & Company             Large Cap Stock      949746101        2524        50077      SH
  Wells Fargo & Company             Large Cap Stock      949746101          24          480      SH
  Wyeth                             Large Cap Stock      983024100        1430        31384      SH
  Wyeth                             Large Cap Stock      983024100           5          101      SH
  Xcel Energy Inc.                  Large Cap Stock      98389B100         182        12118      SH
  Transocean Sedco Forex, Inc.      Large Cap Stock      G90078109         667        30337      SH
  Transocean Sedco Forex, Inc.      Large Cap Stock      G90078109           2           85      SH

  NAME OF ISSUER                         INVSTMT   OTHER          VOTING AUTHORITY
  SECURITY NAME                          DISCRTN   MANAGERS    SOLE           SHARED     NONE
  Abbott Laboratories                    SOLE                  19914
  Abbott Laboratories                    SOLE                                            566
  Abbott Laboratories                    OTHER                   241
  Abbott Laboratories                    OTHER                                            22
  Allstate Corporation                   SOLE                  39307
  Allstate Corporation                   SOLE                                            695
  Allstate Corporation                   OTHER                    79
  Allstate Corporation                   OTHER                                            74
  American Express Company               SOLE                  37574
  American Express Company               SOLE                                            608
  American Express Company               OTHER                    67
  American Express Company               OTHER                                            54
  American International Group           SOLE                  40321
  American International Group           SOLE                                            640
  American International Group           OTHER                    75
  American International Group           OTHER                                            48
  Amgen, Inc.                            SOLE                  31455
  Amgen, Inc.                            SOLE                                            546
  Amgen, Inc.                            OTHER                   367
  Amgen, Inc.                            OTHER                                            30
  Anadarko Petroleum Corporation         SOLE                  15278
  Anadarko Petroleum Corporation         SOLE                                            279

  Anadarko Petroleum Corporation         OTHER                    37
  Anadarko Petroleum Corporation         OTHER                                            52
  Automatic Data Processing Inc          SOLE                  36446
  Automatic Data Processing Inc          SOLE                                            632
  Automatic Data Processing Inc          OTHER                    72
  Automatic Data Processing Inc          OTHER                                            25
  B P Amoco P L C                        SOLE                  36324
  B P Amoco P L C                        SOLE                                            624
  B P Amoco P L C                        OTHER                    67
  B P Amoco P L C                        OTHER                                            24
  Bank of America Corporation            SOLE                  22461
  Bank of America Corporation            SOLE                                            354
  Bank of America Corporation            OTHER                   110
  Bank One Corporation                   SOLE                   5592
  Bellsouth Corporation                  SOLE                   8248
  Bellsouth Corporation                  OTHER                    64
  Cardinal Health, Inc.                  SOLE                  24675
  Cardinal Health, Inc.                  SOLE                                            477
  Cardinal Health, Inc.                  OTHER                    54
  Cardinal Health, Inc.                  OTHER                                            26
  Centurytel Inc                         SOLE                  36153
  Centurytel Inc                         SOLE                                            702
  Centurytel Inc                         OTHER                    48
  Cisco Systems, Inc.                    SOLE                  98202
  Cisco Systems, Inc.                    SOLE                                           1699
  Cisco Systems, Inc.                    OTHER                   800
  Cisco Systems, Inc.                    OTHER                                           118
  Citigroup Inc.                         SOLE                  70855
  Citigroup Inc.                         SOLE                                           1339
  Citigroup Inc.                         OTHER                   140
  Citigroup Inc.                         OTHER                                           104
  Colgate-Palmolive Company              SOLE                  27049
  Colgate-Palmolive Company              SOLE                                            485
  Colgate-Palmolive Company              OTHER                    59
  Colgate-Palmolive Company              OTHER                                            39
  Community First Bankshares, Inc.       SOLE                1080489
  Community First Bankshares, Inc.       SOLE                                         121462
  Community First Bankshares, Inc.       OTHER                                          5000
  Danaher Corporation                    SOLE                  25879
  Danaher Corporation                    SOLE                                            479
  Danaher Corporation                    OTHER                    35
  Dell Computer Corporation              SOLE                  76278
  Dell Computer Corporation              SOLE                                           1323
  Dell Computer Corporation              OTHER                   150
  Dell Computer Corporation              OTHER                                            66
  Walt Disney Company                    SOLE                  59878
  Walt Disney Company                    SOLE                                            992
  Walt Disney Company                    OTHER                   421
  Walt Disney Company                    OTHER                                            90
  Dominion Res Inc                       SOLE                  22444
  Dominion Res Inc                       SOLE                                            397
  Dominion Res Inc                       OTHER                    30
  Du Pont ( E. I. ) De Nemours           SOLE                  34384
  Du Pont ( E. I. ) De Nemours           SOLE                                            578
  Du Pont ( E. I. ) De Nemours           OTHER                    84

  Du Pont ( E. I. ) De Nemours           OTHER                                            54
  E M C Corp/Mass                        SOLE                  89273
  E M C Corp/Mass                        SOLE                                           1270
  E M C Corp/Mass                        OTHER                   193
  E M C Corp/Mass                        OTHER                                            85
  Exxon Mobil Corporation                SOLE                  20182
  Exxon Mobil Corporation                OTHER                   803
  Exxon Mobil Corporation                OTHER                                          4422
  FleetBoston Financial                  SOLE                  27899
  FleetBoston Financial                  SOLE                                            534
  FleetBoston Financial                  OTHER                    63
  FleetBoston Financial                  OTHER                                            32
  Forest Labs, Inc.                      SOLE                  25907
  Forest Labs, Inc.                      SOLE                                            485
  Forest Labs, Inc.                      OTHER                    46
  Forest Labs, Inc.                      OTHER                                            14
  Gannett Company, Inc.                  SOLE                  16713
  Gannett Company, Inc.                  SOLE                                            310
  Gannett Company, Inc.                  OTHER                    23
  General Dynamics                       SOLE                  21107
  General Dynamics                       SOLE                                            401
  General Dynamics                       OTHER                    44
  General Dynamics                       OTHER                                            20
  General Electric Company               SOLE                  95588
  General Electric Company               SOLE                                           1560
  General Electric Company               OTHER                   304
  General Electric Company               OTHER                                            92
  Home Depot, Inc.                       SOLE                  41157
  Home Depot, Inc.                       SOLE                                            960
  Home Depot, Inc.                       OTHER                    88
  Home Depot, Inc.                       OTHER                                            61
  Intel Corporation                      SOLE                  62653
  Intel Corporation                      SOLE                                           1078
  Intel Corporation                      OTHER                   976
  Intel Corporation                      OTHER                                            89
  International Paper Company            SOLE                  18978
  International Paper Company            SOLE                                            358
  International Paper Company            OTHER                    26
  I Shares Russell 2000                  SOLE                   4450
  J P Morgan Chase & Co                  SOLE                  34826
  J P Morgan Chase & Co                  SOLE                                            449
  J P Morgan Chase & Co                  OTHER                    61
  J P Morgan Chase & Co                  OTHER                                            28
  Kmart                                  SOLE                  20000
  Keycorp                                SOLE                  23784
  Kinder Morgan, Inc.                    SOLE                  15710
  Kinder Morgan, Inc.                    SOLE                                            273
  Kinder Morgan, Inc.                    OTHER                    61
  Kinder Morgan, Inc.                    OTHER                                            24
  Kroger Company                         SOLE                  91352
  Kroger Company                         SOLE                                           1663
  Kroger Company                         OTHER                   578
  Kroger Company                         OTHER                                           111
  MBIA, Inc.                             SOLE                  18287
  MBIA, Inc.                             SOLE                                            353

  MBIA, Inc.                             OTHER                    38
  MBIA, Inc.                             OTHER                                            19
  MBNA Corporation                       SOLE                  87598
  MBNA Corporation                       SOLE                                           1502
  MBNA Corporation                       OTHER                   342
  MBNA Corporation                       OTHER                                           165
  Medtronic, Inc.                        SOLE                  41813
  Medtronic, Inc.                        SOLE                                            630
  Medtronic, Inc.                        OTHER                   176
  Medtronic, Inc.                        OTHER                                            35
  Merck & Company, Inc.                  SOLE                  28741
  Merck & Company, Inc.                  SOLE                                            440
  Merck & Company, Inc.                  OTHER                    52
  Merck & Company, Inc.                  OTHER                                            21
  Microsoft Corporation                  SOLE                  95287
  Microsoft Corporation                  SOLE                                           1487
  Microsoft Corporation                  OTHER                   180
  Microsoft Corporation                  OTHER                                           106
  Oracle Corporation                     SOLE                 121461
  Oracle Corporation                     SOLE                                           2098
  Oracle Corporation                     OTHER                   256
  Oracle Corporation                     OTHER                                           221
  Pepsico, Inc.                          SOLE                  49040
  Pepsico, Inc.                          SOLE                                            843
  Pepsico, Inc.                          OTHER                   299
  Pepsico, Inc.                          OTHER                                            76
  Pfizer, Inc.                           SOLE                  68683
  Pfizer, Inc.                           SOLE                                           1342
  Pfizer, Inc.                           OTHER                   515
  Pfizer, Inc.                           OTHER                                            38
  Principal Financial Group              SOLE                  53091
  Principal Financial Group              SOLE                                            862
  Principal Financial Group              OTHER                    99
  Principal Financial Group              OTHER                                            46
  Qualcomm, Inc.                         SOLE                  19527
  Qualcomm, Inc.                         SOLE                                            320
  Qualcomm, Inc.                         OTHER                    35
  Qualcomm, Inc.                         OTHER                                             9
  Royal Dutch Petroleum N Y              SOLE                  31087
  Royal Dutch Petroleum N Y              SOLE                                            601
  Royal Dutch Petroleum N Y              OTHER                    66
  Royal Dutch Petroleum N Y              OTHER                                           230
  S B C Communications, Inc.             SOLE                  14161
  S B C Communications, Inc.             OTHER                  2371
  S B C Communications, Inc.             OTHER                                           146
  Schlumberger Limited                   SOLE                   7895
  Schlumberger Limited                   SOLE                                            141
  Schlumberger Limited                   OTHER                   224
  Schlumberger Limited                   OTHER                                             7
  Staples, Inc.                          SOLE                  77297
  Staples, Inc.                          SOLE                                           1414
  Staples, Inc.                          OTHER                   164
  Staples, Inc.                          OTHER                                           120
  Target Corporation                     SOLE                  23838

  Target Corporation                     SOLE                                            403
  Target Corporation                     OTHER                    47
  Target Corporation                     OTHER                                            18
  Texas Instruments, Inc.                SOLE                  41892
  Texas Instruments, Inc.                SOLE                                            782
  Texas Instruments, Inc.                OTHER                   586
  Texas Instruments, Inc.                OTHER                                            70
  U S T, Inc.                            SOLE                  13600
  U S Bancorp                            SOLE                  24275
  United Technologies Corporation        SOLE                  30794
  United Technologies Corporation        SOLE                                            546
  United Technologies Corporation        OTHER                   361
  United Technologies Corporation        OTHER                                            43
  Veritas Software Corporation           SOLE                  37533
  Veritas Software Corporation           SOLE                                            558
  Veritas Software Corporation           OTHER                    74
  Veritas Software Corporation           OTHER                                            23
  Verizon Communications                 SOLE                  48507
  Verizon Communications                 SOLE                                            648
  Verizon Communications                 OTHER                   219
  Verizon Communications                 OTHER                                            32
  Viacom, Inc.                           SOLE                  33908
  Viacom, Inc.                           SOLE                                            542
  Viacom, Inc.                           OTHER                    46
  Viacom, Inc.                           OTHER                                           542
  Wal-Mart Stores                        SOLE                  40162
  Wal-Mart Stores                        SOLE                                            697
  Wal-Mart Stores                        OTHER                    86
  Wal-Mart Stores                        OTHER                                            37
  Walgreen Company                       SOLE                  47855
  Walgreen Company                       SOLE                                            750
  Walgreen Company                       OTHER                    64
  Walgreen Company                       OTHER                                            26
  Wells Fargo & Company                  SOLE                  49554
  Wells Fargo & Company                  SOLE                                            523
  Wells Fargo & Company                  OTHER                   458
  Wells Fargo & Company                  OTHER                                            22
  Wyeth                                  SOLE                  30814
  Wyeth                                  SOLE                                            570
  Wyeth                                  OTHER                    70
  Wyeth                                  OTHER                                            31
  Xcel Energy Inc.                       SOLE                  12118
  Transocean Sedco Forex, Inc.           SOLE                  29765
  Transocean Sedco Forex, Inc.           SOLE                                            572
  Transocean Sedco Forex, Inc.           OTHER                    62
  Transocean Sedco Forex, Inc.           OTHER                                            23